Brookfield Global Listed Infrastructure Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.9%		Shares	Value
Australia - 4.1%
Midstream - 1.8%
APA Group		414,101	$2,431,038
			$–
Toll Roads - 2.3%
Transurban Group		339,144	3,094,299
Total Australia			5,525,337

Brazil - 2.6%
Electricity Transmission & Distribution - 2.6%
Equatorial Energia SA		502,802	3,486,006

Canada - 7.5%
Midstream - 4.6%
Enbridge, Inc.		44,723	2,256,235
TC Energy Corp.		70,230	3,818,570
			6,074,805
Rail - 2.9%
Canadian Pacific Kansas City Ltd.		52,569	3,915,195
Total Canada			9,990,000

France - 3.8%
Airports - 1.6%
Aeroports de Paris SA		16,658	2,206,850
			$–
Toll Roads - 2.2%
Getlink SE		157,099	2,896,828
Total France			5,103,678

Hong Kong - 1.5%
Water - 1.5%
Guangdong Investment Ltd.		2,161,662	1,964,729

Italy - 1.6%
Gas Utilities - 1.6%
Italgas SpA		238,831	2,200,071

Japan - 5.5%
Airports - 1.9%
Japan Airport Terminal Co. Ltd.		79,445	2,531,840
			$–
Integrated Utilities/Renewables - 1.4%
Chubu Electric Power Co., Inc.		137,502	1,909,630
			$–
Rail - 2.2%
East Japan Railway Co.		119,507	2,923,002
Total Japan			7,364,472

Mexico - 2.8%
Airports - 2.8%
Grupo Aeroportuario del Pacifico SAB de CV - Class B		160,778	3,786,647

Philippines - 2.1%
Ports - 2.1%
International Container Terminal Services, Inc.		337,760	2,739,203

Spain - 1.5%
Towers - 1.5%
Cellnex Telecom SA (a)		57,096	1,977,664

Thailand - 1.9%
Airports - 1.9%
Airports of Thailand PCL		2,025,194	2,532,985

United Kingdom - 5.7%
Electricity Transmission & Distribution - 3.9%
National Grid PLC		362,738	5,212,061
			$–
Water - 1.8%
Pennon Group PLC		392,425	2,475,528
Total United Kingdom			7,687,589

United States - 59.3%(b)
Electricity Transmission & Distribution - 9.2%
CenterPoint Energy, Inc.		89,234	3,462,279
PG&E Corp.		283,425	4,274,049
Sempra		51,995	4,678,510
			12,414,838
Gas Utilities - 2.0%
NiSource, Inc.		61,480	2,662,084
			$–
Integrated Utilities/Renewables - 24.0%
Duke Energy Corp.		43,125	5,336,719
Entergy Corp.		46,234	4,308,547
Evergy, Inc.		64,714	4,919,558
IDACORP, Inc.		13,699	1,810,323
NextEra Energy, Inc.		124,856	9,425,379
Xcel Energy, Inc.		79,914	6,445,064
			32,245,590
Midstream - 10.4%
Cheniere Energy, Inc.		20,427	4,799,937
Targa Resources Corp.		17,371	2,910,337
Williams Cos., Inc.		99,026	6,273,297
			13,983,571
Rail - 6.9%
CSX Corp.		81,327	2,887,922
Union Pacific Corp.		26,775	6,328,806
			9,216,728
Towers - 4.8%
American Tower Corp.		5,892	1,133,150
Crown Castle, Inc.		55,625	5,367,256
			6,500,406
Water - 2.0%
American Water Works Co., Inc.		18,811	2,618,303
Total United States			79,641,520
TOTAL COMMON STOCKS (Cost $102,857,426)			133,999,901

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Treasury Obligations Fund - Class X, 4.02% (c)		601,640	601,640
TOTAL SHORT-TERM INVESTMENTS (Cost $601,640)			601,640

TOTAL INVESTMENTS - 100.3% (Cost $103,459,066)			134,601,541
Liabilities in Excess of Other Assets - (0.3)%			(346,959)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$134,254,582
two			–%
Percentages are stated as a percent of net assets.			–%

PCL - Public Company Limited
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $1,977,664 or 1.5% of the Fund’s net assets.

(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

 Brookfield Global Listed Infrastructure Fund

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$96,904,173	$37,095,728	$–	$133,999,901
Short-Term Investments	601,640	–	–	601,640
Total Investments	$97,505,813	$37,095,728	$–	$134,601,541

For further information regarding security characteristics, see the Schedule of Investments.